Shareholder Report, Holdings (Details) - C000263407 [Member]	Mar. 31, 2026
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
Tail Risk Hedge ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.50%)
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%